Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
General and administrative expenses	$ 333,781	$ 9,310,114	$ 3,117,588	$ 11,928,581	$ 2,111,753
Merger and acquisition expenses		38,143	1,319,046	2,045,056	1,682,391
Plant maintenance costs			478,625	484,641	6,252,438
Accretion of asset retirement obligations		1,103,000	871,000	1,910,000	1,037,000
Depreciation		36,404	17,977	54,799	41,768
Start-up costs	897
Total operating expenses	334,678	10,487,661	5,804,236	16,423,077	11,125,350
Other Income (Expense)
Interest Expense		(323,230)	(121,656)	255,842	(442,869)
Loss on extinguishment of debt		(875,609)
Related party interest Income (Expense)		510	44,953	332,222	(69,418)
Other income		379
Change in fair value of liabilities		2,910,316	(1,955,000)	(4,470,596)
Day one loss on accounting of convertible notes				(1,604,305)
Total Other Income (expense)		1,712,366	(2,031,703)	(5,486,837)	(512,287)
Net loss	(334,678)	(8,775,295)	(7,835,939)	(21,909,914)	(11,637,637)
Other comprehensive income (loss)
Foreign currency translation adjustment		(131,878)	258,986	163,519	(42,551)
Total comprehensive loss	$ (334,678)	$ (8,907,173)	$ (7,576,953)	$ (21,746,395)	$ (11,680,188)
Weighted average common shares outstanding - basic (in Shares)	8,990,123	37,532,101	12,851,771	14,071,660	9,224,923
Weighted average common shares outstanding - diluted (in Shares)	8,990,123	37,532,101	12,851,771	14,071,660	9,224,923
Net loss per ordinary share - basic (in Dollars per share)	$ (0.04)	$ (0.23)	$ (0.61)	$ (1.56)	$ (1.27)
Net loss per ordinary share - diluted (in Dollars per share)	$ (0.04)	$ (0.23)	$ (0.61)	$ (1.56)	$ (1.27)